Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND INC
Entity Central Index Key	0000832808
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000157745
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AICYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AICYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”), but outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall exposure to local general obligation bonds, water revenue bonds and taxable municipals contributed to performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,481	$11,756	$11,484
09/25	$11,758	$11,919	$11,845

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	2.34%	1.61%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.93%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	1.86%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AICYX-A for the most recent performance information.

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,085,834,765
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 4,418,892
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,085,834,765
# of Portfolio Holdings	371
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,418,892

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.1%
AA	44.1%
A	23.7%
BBB	8.2%
BB	3.6%
B	0.1%
A-1+	5.1%
Not Rated	7.1%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084881
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNCAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNCAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”), but outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall exposure to local general obligation bonds, water revenue bonds and taxable municipals contributed to performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,346	$10,558	$10,340
09/17	$10,370	$10,650	$10,443
09/18	$10,356	$10,687	$10,424
09/19	$10,925	$11,601	$11,093
09/20	$11,208	$12,076	$11,548
09/21	$11,456	$12,393	$11,701
09/22	$10,602	$10,968	$10,818
09/23	$10,943	$11,260	$11,065
09/24	$11,832	$12,428	$11,888
09/25	$12,101	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	2.27%	1.55%	1.93%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNCAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,085,834,765
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 4,418,892
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,085,834,765
# of Portfolio Holdings	371
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,418,892

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.1%
AA	44.1%
A	23.7%
BBB	8.2%
BB	3.6%
B	0.1%
A-1+	5.1%
Not Rated	7.1%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000157746
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AIDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,330	$10,558	$10,340
09/17	$10,367	$10,650	$10,443
09/18	$10,317	$10,687	$10,424
09/19	$10,958	$11,601	$11,093
09/20	$11,299	$12,076	$11,548
09/21	$11,622	$12,393	$11,701
09/22	$10,710	$10,968	$10,818
09/23	$11,014	$11,260	$11,065
09/24	$11,920	$12,428	$11,888
09/25	$12,220	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	2.45%	1.57%	2.03%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.Advisor.085568483.html#performance for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 5,160,184,488
Holdings Count | Holding	1,038
Advisory Fees Paid, Amount	$ 17,802,073
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030490
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class A
Trading Symbol	AIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$9,699	$10,000	$10,000
09/16	$9,998	$10,558	$10,340
09/17	$10,009	$10,650	$10,443
09/18	$9,935	$10,687	$10,424
09/19	$10,531	$11,601	$11,093
09/20	$10,823	$12,076	$11,548
09/21	$11,105	$12,393	$11,701
09/22	$10,209	$10,968	$10,818
09/23	$10,472	$11,260	$11,065
09/24	$11,304	$12,428	$11,888
09/25	$11,566	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	2.26%	1.33%	1.78%
Class A (with sales charges)	-0.84%	0.72%	1.47%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.A.085568772.html#performance for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 5,160,184,488
Holdings Count | Holding	1,038
Advisory Fees Paid, Amount	$ 17,802,073
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030492
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class C
Trading Symbol	AIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIMCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIMCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.42%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,234	$10,558	$10,340
09/17	$10,168	$10,650	$10,443
09/18	$10,011	$10,687	$10,424
09/19	$10,532	$11,601	$11,093
09/20	$10,751	$12,076	$11,548
09/21	$10,948	$12,393	$11,701
09/22	$9,981	$10,968	$10,818
09/23	$10,170	$11,260	$11,065
09/24	$10,895	$12,428	$11,888
09/25	$11,055	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.42%	0.55%	1.01%
Class C (with sales charges)	0.43%	0.55%	1.01%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.C.085568756.html#performance for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 5,160,184,488
Holdings Count | Holding	1,038
Advisory Fees Paid, Amount	$ 17,802,073
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000202546
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class Z
Trading Symbol	AIDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,555	$11,608	$11,395
09/25	$11,846	$11,770	$11,753

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/2/18
Class Z	2.45%	1.59%	2.37%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.27%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.25%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.Z.085568426.html#performance for the most recent performance information.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 5,160,184,488
Holdings Count | Holding	1,038
Advisory Fees Paid, Amount	$ 17,802,073
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084883
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNDPX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNDPX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,340	$10,558	$10,340
09/17	$10,379	$10,650	$10,443
09/18	$10,332	$10,687	$10,424
09/19	$10,973	$11,601	$11,093
09/20	$11,301	$12,076	$11,548
09/21	$11,617	$12,393	$11,701
09/22	$10,699	$10,968	$10,818
09/23	$10,999	$11,260	$11,065
09/24	$11,895	$12,428	$11,888
09/25	$12,186	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	2.44%	1.52%	2.00%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNDPX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 5,160,184,488
Holdings Count | Holding	1,038
Advisory Fees Paid, Amount	$ 17,802,073
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000164576
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Class Z
Trading Symbol	EGMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/EGMZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/EGMZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index (net) (the "benchmark"), but the Emerging Markets class underperformed its Lipper peer average group. Security selection was the primary contributor to performance, relative to the benchmark, while sector allocation and currency selection detracted. Specifically, security selection within industrials and real estate contributed, while selection within consumer discretionary and communication services detracted. Underweights to energy and consumer staples offset losses from overweights to consumer discretionary and real estate.

The Portfolio used derivatives in the form of currency forwards, which detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445
09/25	$22,529	$23,987

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/15/16
Class Z	17.81%	7.95%	8.73%
MSCI EM Index (net)	17.32%	7.02%	9.42%

Performance Inception Date	Jan. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,287,364,166
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 11,133,965
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,287,364,166
# of Portfolio Holdings	144
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (Net)	$11,133,965

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	27.0%
Information Technology	24.4%
Communication Services	11.9%
Consumer Discretionary	9.7%
Industrials	7.5%
Real Estate	3.6%
Consumer Staples	3.1%
Materials	3.1%
Utilities	2.9%
Energy	2.4%
Health Care	2.3%
Short-Term Investments	0.8%
Other Assets Less Liabilities	1.3%

Country Breakdown (% of Net Assets)

Value	Value
China	30.0%
Taiwan	14.6%
South Korea	13.2%
India	11.3%
Brazil	6.4%
United Arab Emirates	4.2%
Poland	3.0%
Mexico	2.7%
Hong Kong	2.6%
Greece	2.4%
Chile	1.9%
Saudi Arabia	1.4%
Philippines	1.0%
South Africa	0.8%
Others	2.4%
Short-Term Investments	0.8%
Other assets less liabilities	1.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$122,720,774	9.5%
Tencent Holdings Ltd. - Class H	$74,234,598	5.8%
Samsung Electronics Co., Ltd.	$56,735,049	4.4%
Alibaba Group Holding Ltd. - Class H	$46,917,646	3.7%
NetEase, Inc. - Class H	$35,159,016	2.7%
SK Hynix, Inc.	$34,558,945	2.7%
PICC Property & Casualty Co., Ltd. - Class H	$30,864,563	2.4%
Itau Unibanco Holding SA	$26,162,530	2.0%
Xiaomi Corp. - Class H	$22,688,793	1.8%
Delta Electronics, Inc.	$21,972,671	1.7%
Total	$472,014,585	36.7%

Material Fund Change [Text Block]
C000030493
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Emerging Markets Class
Trading Symbol	SNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNEMX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNEMX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index (net) (the "benchmark"), but the Emerging Markets class underperformed its Lipper peer average group. Security selection was the primary contributor to performance, relative to the benchmark, while sector allocation and currency selection detracted. Specifically, security selection within industrials and real estate contributed, while selection within consumer discretionary and communication services detracted. Underweights to energy and consumer staples offset losses from overweights to consumer discretionary and real estate.

The Portfolio used derivatives in the form of currency forwards, which detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Emerging Markets Class	MSCI EM Index (net)
09/15	$10,000	$10,000
09/16	$11,804	$11,678
09/17	$14,182	$14,301
09/18	$12,962	$14,185
09/19	$12,844	$13,899
09/20	$13,620	$15,364
09/21	$17,053	$18,161
09/22	$12,175	$13,055
09/23	$13,677	$14,582
09/24	$16,785	$18,381
09/25	$19,724	$21,566

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Emerging Markets Class	17.51%	7.69%	7.03%
MSCI EM Index (net)	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,287,364,166
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 11,133,965
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,287,364,166
# of Portfolio Holdings	144
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (Net)	$11,133,965

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	27.0%
Information Technology	24.4%
Communication Services	11.9%
Consumer Discretionary	9.7%
Industrials	7.5%
Real Estate	3.6%
Consumer Staples	3.1%
Materials	3.1%
Utilities	2.9%
Energy	2.4%
Health Care	2.3%
Short-Term Investments	0.8%
Other Assets Less Liabilities	1.3%

Country Breakdown (% of Net Assets)

Value	Value
China	30.0%
Taiwan	14.6%
South Korea	13.2%
India	11.3%
Brazil	6.4%
United Arab Emirates	4.2%
Poland	3.0%
Mexico	2.7%
Hong Kong	2.6%
Greece	2.4%
Chile	1.9%
Saudi Arabia	1.4%
Philippines	1.0%
South Africa	0.8%
Others	2.4%
Short-Term Investments	0.8%
Other assets less liabilities	1.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$122,720,774	9.5%
Tencent Holdings Ltd. - Class H	$74,234,598	5.8%
Samsung Electronics Co., Ltd.	$56,735,049	4.4%
Alibaba Group Holding Ltd. - Class H	$46,917,646	3.7%
NetEase, Inc. - Class H	$35,159,016	2.7%
SK Hynix, Inc.	$34,558,945	2.7%
PICC Property & Casualty Co., Ltd. - Class H	$30,864,563	2.4%
Itau Unibanco Holding SA	$26,162,530	2.0%
Xiaomi Corp. - Class H	$22,688,793	1.8%
Delta Electronics, Inc.	$21,972,671	1.7%
Total	$472,014,585	36.7%

Material Fund Change [Text Block]
C000213292
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Advisor Class
Trading Symbol	IDPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Advisor Class	2.59%	-0.61%	0.62%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPYX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,357,839,717
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 14,343,283
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Material Fund Change [Text Block]
C000213293
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class A
Trading Symbol	IDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Class A (without sales charges)	2.42%	-0.84%	0.39%
Class A (with sales charges)	-1.89%	-1.70%	-0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPAX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,357,839,717
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 14,343,283
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Material Fund Change [Text Block]
C000213294
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class Z
Trading Symbol	IDPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPZX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Class Z	2.68%	-0.49%	0.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPZX-A for the most recent performance information.

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,357,839,717
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 14,343,283
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Material Fund Change [Text Block]
C000030494
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Intermediate Duration Class
Trading Symbol	SNIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNIDX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNIDX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Intermediate Duration Class	2.77%	-0.46%	1.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNIDX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,357,839,717
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 14,343,283
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Material Fund Change [Text Block]
C000083494
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SAOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOOX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay A underperformed the S&P 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,284	$11,543	$11,249
09/17	$11,728	$13,691	$12,894
09/18	$12,340	$16,143	$14,129
09/19	$12,160	$16,830	$14,454
09/20	$12,105	$19,380	$15,549
09/21	$15,272	$25,194	$19,328
09/22	$12,039	$21,296	$16,001
09/23	$12,128	$25,900	$18,686
09/24	$16,033	$35,315	$23,434
09/25	$17,850	$41,530	$26,700

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	11.34%	8.08%	5.97%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.42%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 438,553,694
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 2,671,227
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$438,553,694
# of Portfolio Holdings	244
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$2,671,227

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.1%
Developed International	14.1%
Emerging Markets	8.6%
Real Assets	7.1%
Global Bond	x
US	22.9%
Developed International	-0.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083495
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOTX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay A underperformed the S&P 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,314	$11,543	$11,249
09/17	$11,790	$13,691	$12,894
09/18	$12,423	$16,143	$14,129
09/19	$12,270	$16,830	$14,454
09/20	$12,240	$19,380	$15,549
09/21	$15,464	$25,194	$19,328
09/22	$12,213	$21,296	$16,001
09/23	$12,332	$25,900	$18,686
09/24	$16,335	$35,315	$23,434
09/25	$18,210	$41,530	$26,700

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	11.48%	8.27%	6.18%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.42%	10.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 438,553,694
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 2,671,227
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$438,553,694
# of Portfolio Holdings	244
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$2,671,227

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.1%
Developed International	14.1%
Emerging Markets	8.6%
Real Assets	7.1%
Global Bond	x
US	22.9%
Developed International	-0.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083498
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOOX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,583	$10,654	$10,830
09/17	$11,174	$10,636	$11,392
09/18	$11,390	$10,723	$11,796
09/19	$11,817	$11,865	$12,559
09/20	$12,238	$12,356	$13,419
09/21	$13,659	$12,287	$14,731
09/22	$11,461	$10,806	$12,779
09/23	$11,652	$11,032	$13,703
09/24	$13,773	$12,205	$15,848
09/25	$14,660	$12,579	$17,034

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	6.44%	3.68%	3.90%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%
Blended IndexFootnote Reference(*)	7.49%	4.89%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 308,128,458
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 1,974,906
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$308,128,458
# of Portfolio Holdings	633
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (Net)	$1,974,906

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.8%
Developed International	5.2%
Emerging Markets	3.1%
Global Credit	x
Global Credit	11.6%
Real Assets	3.6%
Global Bond	x
US	39.4%
Developed International	10.1%
Linkers	22.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083499
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOTX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,592	$10,654	$10,830
09/17	$11,209	$10,636	$11,392
09/18	$11,435	$10,723	$11,796
09/19	$11,889	$11,865	$12,559
09/20	$12,336	$12,356	$13,419
09/21	$13,772	$12,287	$14,731
09/22	$11,581	$10,806	$12,779
09/23	$11,796	$11,032	$13,703
09/24	$13,967	$12,205	$15,848
09/25	$14,876	$12,579	$17,034

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	6.51%	3.82%	4.05%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%
Blended IndexFootnote Reference(*)	7.49%	4.89%	5.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 308,128,458
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 1,974,906
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$308,128,458
# of Portfolio Holdings	633
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (Net)	$1,974,906

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.8%
Developed International	5.2%
Emerging Markets	3.1%
Global Credit	x
Global Credit	11.6%
Real Assets	3.6%
Global Bond	x
US	39.4%
Developed International	10.1%
Linkers	22.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083496
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SATOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATOX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay A underperformed the Standard & Poor's ("S&P") 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,237	$11,543	$11,231
09/17	$11,670	$13,691	$12,879
09/18	$12,228	$16,143	$14,083
09/19	$12,072	$16,830	$14,409
09/20	$12,107	$19,380	$15,562
09/21	$15,199	$25,194	$19,327
09/22	$11,984	$21,296	$15,936
09/23	$12,042	$25,900	$18,582
09/24	$15,891	$35,315	$23,337
09/25	$17,752	$41,530	$26,589

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	11.72%	7.96%	5.91%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.31%	10.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 867,093,571
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 5,406,094
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$867,093,571
# of Portfolio Holdings	257
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$5,406,094

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.3%
Developed International	14.0%
Emerging Markets	8.7%
Real Assets	6.5%
Global Bond	x
US	21.3%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083497
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATTX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay A underperformed the Standard & Poor's ("S&P") 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,261	$11,543	$11,231
09/17	$11,724	$13,691	$12,879
09/18	$12,303	$16,143	$14,083
09/19	$12,165	$16,830	$14,409
09/20	$12,233	$19,380	$15,562
09/21	$15,387	$25,194	$19,327
09/22	$12,159	$21,296	$15,936
09/23	$12,238	$25,900	$18,582
09/24	$16,162	$35,315	$23,337
09/25	$18,109	$41,530	$26,589

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	12.05%	8.16%	6.12%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.31%	10.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 867,093,571
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 5,406,094
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$867,093,571
# of Portfolio Holdings	257
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$5,406,094

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.3%
Developed International	14.0%
Emerging Markets	8.7%
Real Assets	6.5%
Global Bond	x
US	21.3%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000157747
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ANIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANIYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,367	$11,756	$11,484
09/25	$11,605	$11,919	$11,845

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/26/16
Advisor Class	2.03%	1.58%	1.63%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.93%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	1.86%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIYX-A for the most recent performance information.

Performance Inception Date	Jul. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,280,994,404
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 5,297,425
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030502
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class A
Trading Symbol	ANIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANIAX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$9,697	$10,000	$10,000
09/16	$10,050	$10,558	$10,340
09/17	$10,058	$10,650	$10,443
09/18	$9,981	$10,687	$10,424
09/19	$10,555	$11,601	$11,093
09/20	$10,662	$12,076	$11,548
09/21	$11,011	$12,393	$11,701
09/22	$10,124	$10,968	$10,818
09/23	$10,403	$11,260	$11,065
09/24	$11,188	$12,428	$11,888
09/25	$11,393	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.77%	1.32%	1.62%
Class A (with sales charges)	-1.28%	0.71%	1.31%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIAX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,280,994,404
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 5,297,425
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030504
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class C
Trading Symbol	ANMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANMCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANMCX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,288	$10,558	$10,340
09/17	$10,219	$10,650	$10,443
09/18	$10,065	$10,687	$10,424
09/19	$10,564	$11,601	$11,093
09/20	$10,592	$12,076	$11,548
09/21	$10,855	$12,393	$11,701
09/22	$9,905	$10,968	$10,818
09/23	$10,102	$11,260	$11,065
09/24	$10,783	$12,428	$11,888
09/25	$10,896	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.01%	0.56%	0.86%
Class C (with sales charges)	0.02%	0.56%	0.86%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANMCX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,280,994,404
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 5,297,425
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000084886
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNNYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNNYX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,390	$10,558	$10,340
09/17	$10,420	$10,650	$10,443
09/18	$10,361	$10,687	$10,424
09/19	$10,986	$11,601	$11,093
09/20	$11,120	$12,076	$11,548
09/21	$11,496	$12,393	$11,701
09/22	$10,589	$10,968	$10,818
09/23	$10,914	$11,260	$11,065
09/24	$11,761	$12,428	$11,888
09/25	$11,983	$12,601	$12,261

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	1.89%	1.51%	1.83%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNNYX-A for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,280,994,404
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 5,297,425
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000083500
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTOX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay B outperformed the Bloomberg 5-Year GO Municipal Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
09/15	$10,000	$10,000	$10,000
09/16	$10,419	$10,558	$10,683
09/17	$11,067	$10,650	$11,307
09/18	$11,273	$10,687	$11,697
09/19	$11,477	$11,601	$12,279
09/20	$11,813	$12,076	$13,212
09/21	$13,244	$12,393	$14,613
09/22	$11,529	$10,968	$12,946
09/23	$11,827	$11,260	$13,929
09/24	$13,784	$12,428	$15,983
09/25	$14,540	$12,601	$17,247

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	5.49%	4.24%	3.81%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	7.91%	5.47%	5.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 481,671,071
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 3,336,562
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$481,671,071
# of Portfolio Holdings	293
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$3,336,562

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	25.2%
Developed International	5.8%
Emerging Markets	3.4%
Real Assets	-%
Global Bond	x
US	76.1%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]
C000083501
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTTX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay B outperformed the Bloomberg 5-Year GO Municipal Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
09/15	$10,000	$10,000	$10,000
09/16	$10,437	$10,558	$10,683
09/17	$11,103	$10,650	$11,307
09/18	$11,327	$10,687	$11,697
09/19	$11,545	$11,601	$12,279
09/20	$11,896	$12,076	$13,212
09/21	$13,365	$12,393	$14,613
09/22	$11,657	$10,968	$12,946
09/23	$11,969	$11,260	$13,929
09/24	$13,977	$12,428	$15,983
09/25	$14,768	$12,601	$17,247

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	5.66%	4.42%	3.98%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	7.91%	5.47%	5.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 481,671,071
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 3,336,562
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$481,671,071
# of Portfolio Holdings	293
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$3,336,562

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	25.2%
Developed International	5.8%
Emerging Markets	3.4%
Real Assets	-%
Global Bond	x
US	76.1%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Material Fund Change [Text Block]